NEWBUILDINGS (Details) (USD $)	6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	May 31, 2014 8700 TEU Container Vessel [Member] vessel	Jun. 30, 2014 8700 TEU Container Vessel [Member]	Jun. 30, 2014 Kamsarmax Dry Bulk Carrier [Member] vessel	Jun. 30, 2014 4800 TEU Container Vessel [Member] vessel containership
Property, Plant and Equipment [Line Items]
Additions to newbuildings	$ 84,239,000	$ 64,019,000	$ 109,337,000		$ 68,000,000
Number of Vessels Scheduled To Be Delivered				4
Accumulated costs of newbuildings						$ 9,300,000
Number of newbuilding contracts						2
Number of container vessels contracted to be acquired, canceled							3
Number of Container Vessels Contracted to be Acquired, Canceled and Fully Refunded							2